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Securian Financial Group, Inc.
400 Robert Street North
St. Paul, MN  55101-2098
www.securian.com
651.665.3500


                                                                [SECURIAN LOGO]


April 27, 2010


Securities and Exchange Commission                                 VIA EDGAR
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC  20549-4644

RE: Post-Effective Amendment Number 10 and 18 pursuant to Rule 485(b)
    Minnesota Life Individual Variable Universal Life Account
    File Numbers:  333-144604 and 811-22093

Dear Ladies and Gentlemen:

The accompanying post-effective amendment to the Registration Statement on Form N-6 for the above-referenced Minnesota Life Individual Variable Universal Life Account (the "Registrant") is being filed electronically with the Securities and Exchange Commission pursuant to the Commission's EDGAR system. The amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"). In that regard, the Registrant requests that this filing become effective April 30, 2010.

The Registration Statement is being amended to include updated financial information pursuant to paragraph (b)(4) of Rule 485, I hereby represent, as counsel responsible for preparation of the post-effectice amendment, that the amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485.

Any questions and comments that you may have regarding this filing may be directed to the undersigned at (651) 665-4593.

Sincerely,

/s/ Timothy E. Wuestenhagen

Timothy E. Wuestenhagen
Senior Counsel

TEW:lpc